VictoryShares Small Cap Free Cash Flow ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Small Cap Free Cash Flow ETF | VictoryShares Small Cap Free Cash Flow ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0